Use of judgments, estimates and assumptions (Details Narrative)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Description of post tax discount rates	12.75%
Description of pre tax discount rates	17.98%
Growth rate used to extrapolate cash flow projections	2.14%